SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund
December 31, 2020 (Unaudited)

Shares		Value

Common Stocks — 98.02%
Bangladesh — 3.18%
269,098	BRAC Bank Ltd.	$140,730
156,130	Delta Brac Housing Finance Corp Ltd.	170,869

		311,599

Brazil — 3.84%
1,397	Arco Platform Ltd., Class A*	49,579
62,700	Fleury SA	326,163

		375,742

Chile — 4.94%
170,111	Inversiones Aguas Metropolitanas SA	141,181
32,406	Inversiones La Construccion SA	214,368
78,118	Parque Arauco SA	127,869

		483,418

China — 9.71%
264,000	Greatview Aseptic Packaging Co. Ltd.	154,498
20,899	Hongfa Technology Co. Ltd., Class A	173,615
94,972	InnoCare Pharma Ltd.*,(a)	165,180
126,743	Precision Tsugami China Corp. Ltd.	122,321
1,252	Silergy Corp.	107,749
105,000	SITC International Holdings Co. Ltd.	226,764

		950,127

Egypt — 1.03%
90,884	Integrated Diagnostics Holdings Plc(a)	100,322

Hong Kong — 2.39%
60,000	Vitasoy International Holdings Ltd.	233,710

India — 19.61%
7,973	Bajaj Holdings & Investment Ltd.	336,014
25,663	Cholamandalam Financial Holdings Ltd.	188,510
45,378	Cyient Ltd.	319,526
60,111	Marico Ltd.	331,516
9,166	Phoenix Mills Ltd. (The)*	97,268
9,679	Sundaram Finance Ltd.	239,029
24,524	Tata Consumer Products Ltd.	198,464
19,027	Tube Investments of India Ltd.	208,900

		1,919,227

Indonesia — 2.49%
2,129,279	Sarimelati Kencana PT	122,800
1,227,100	Selamat Sempurna Tbk PT	121,022

		243,822

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)
December 31, 2020 (Unaudited)

Shares		Value

Korea — 8.73%
15,961	DGB Financial Group, Inc.	$100,002
2,759	Koh Young Technology, Inc.	266,940
2,573	Leeno Industrial, Inc.	319,990
17,077	Macquarie Korea Infrastructure Fund	167,550

		854,482

Malaysia — 1.38%
136,600	Bermaz Auto Berhad	49,365
25,160	LPI Capital Berhad	85,906

		135,271

Mexico — 3.38%
58,400	Bolsa Mexicana de Valores SAB de CV	139,195
97,700	Corp. Inmobiliaria Vesta SAB de CV	191,477

		330,672

Pakistan — 1.18%
31,000	Packages Ltd.	115,910

Peru — 1.40%
3,489	InRetail Peru Corp.(a)	136,769

Philippines — 6.67%
980,350	Century Pacific Food, Inc.	357,348
558,794	Integrated Micro-Electronics, Inc.*	105,886
67,820	Security Bank Corp.	189,224

		652,458

South Africa — 6.02%
62,034	AVI Ltd.	309,587
36,846	JSE Ltd.	279,964

		589,551

Sri Lanka — 1.08%
155,189	Hatton National Bank Plc	106,025

Taiwan — 17.09%
73,000	Chroma ATE, Inc.	437,602
26,835	Giant Manufacturing Co. Ltd.	262,948
17,274	Innodisk Corp.	102,274
28,373	Pacific Hospital Supply Co. Ltd.	70,669
5,337	Poya International Co. Ltd.	109,515
57,247	Standard Foods Corp.	124,958
11,916	Voltronic Power Technology Corp.	476,134
32,027	Wistron NeWeb Corp.	88,758

		1,672,858

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)
December 31, 2020 (Unaudited)

Shares		Value

Thailand — 1.46%
21,100	Aeon Thana Sinsap Thailand Public Co. Ltd., NVDR	$142,772

United Arab Emirates — 2.44%
200,246	Aramex PJSC	239,247

Total Common Stocks		9,593,982

(Cost $8,667,068)

Preferred Stocks — 1.08%
Korea — 1.08%
1,846	Amorepacific Corp.	105,508

Philippines — 0.00%
58,000	Security Bank Corp.*,(b),(c)	121

Total Preferred Stocks		105,629

(Cost $145,537)
Investment Company — 1.34%
130,887	U.S. Government Money Market Fund,
	RBC Institutional Class 1 (d)	130,887

Total Investment Company		130,887

(Cost $130,887)

Total Investments		$9,830,498
(Cost $8,943,492) — 100.44%

Liabilities in excess of other assets — (0.44)%		(42,801)

NET ASSETS — 100.00%		$9,787,697

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliated investment.

Abbreviations used are defined below:

NVDR - Non-Voting Depository Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)
December 31, 2020 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	25.54%
Consumer Staples	18.37%
Information Technology	17.87%
Industrials	12.65%
Consumer Discretionary	9.44%
Health Care	6.77%
Real Estate	4.26%
Materials	2.76%
Utilities	1.44%
Other	0.90%
100.00%

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